Related Party Transactions - Schedule of Significant Transactions with Related Parties (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Purchase from related parties:
Purchase from related parties, Subtotal		$ 151,947	$ 187,231
Wuxi Kaiteng Mold Factory [Member]
Purchase from related parties:
Purchase from related parties, Subtotal	[1]	$ 151,947	$ 187,231

[1]	The Company purchases processing services from Wuxi Kaiteng Mold Factory.